Pension plan obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of service, net	R$ 1,020	R$ 2,227	R$ 4,608
Interest cost rates	408,698	363,951	414,747
Expected return on the plan's assets	(221,079)	(184,687)	(187,317)
Amount received from State of Sao Paulo (undisputed)	(98,174)	(91,657)	(95,452)
Total expenses	90,465	89,834	136,586
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net	1,020	2,227	4,608
Interest cost rates	231,745	205,707	208,485
Expected return on the plan's assets	(221,079)	(184,687)	(187,317)
Amount received from State of Sao Paulo (undisputed)
Total expenses	11,686	23,247	25,776
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net
Interest cost rates	176,953	158,244	206,262
Expected return on the plan's assets
Amount received from State of Sao Paulo (undisputed)	(98,174)	(91,657)	(95,452)
Total expenses	R$ 78,779	R$ 66,587	R$ 110,810